Derivative Financial Instruments - Customer-Related Derivative Positions (Detail) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Customer Related Derivatives Not Designated As Hedging [Line Items]
Total Notional	$ 2,400,000
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure Of Customer Related Derivatives Not Designated As Hedging [Line Items]
Number of Positions	382	494
Total Notional	$ 2,404,003	$ 3,009,150
Risk participation agreements | Not Designated as Hedging Instrument
Disclosure Of Customer Related Derivatives Not Designated As Hedging [Line Items]
Number of Positions	63	64
Total Notional	$ 241,029	$ 238,772
Matched commercial customer book | Not Designated as Hedging Instrument
Disclosure Of Customer Related Derivatives Not Designated As Hedging [Line Items]
Number of Positions	32	72
Total Notional	$ 7,877	$ 7,922
Foreign currency loan | Not Designated as Hedging Instrument
Disclosure Of Customer Related Derivatives Not Designated As Hedging [Line Items]
Number of Positions	5	6
Total Notional	$ 13,948	$ 10,830